Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 06, 2022	Jan. 02, 2020	Apr. 30, 2022	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Company loan, description								The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to Closing of the Business Combination.
Related party payable							$ 500	$ 500	$ 410
Agreement term period			12 months
Cash fee			$ 1,425
Expenses							$ 2,081	$ 3,568
Capital contributions		$ 1,250		$ 2,500	$ 2,500	$ 2,500			417
Initial capital contribution									10,000
Subscription receivable									20,000
Stockholders’ equity									$ 0	$ 3,750
Minneapolis, MN [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage									20.00%
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,160
Per share (in Dollars per share)	$ 0.035
Shares issued (in Shares)			1,500,000
Operating Agreement [Member]
Related Party Transactions (Details) [Line Items]
Capital contributions									$ 1,250